Equity Awards - Stock Option Plan Activity (Detail) (Verso Paper Corp., Verso Paper Management LP Agreement, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2009 Employee and Director stock options	Dec. 31, 2009 Officer and management performance-based options	Dec. 31, 2011 Service and performance-based employee and director stock options		Dec. 31, 2010 Service and performance-based employee and director stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, beginning balance	15,200		1,388,746	[1]	1,140,402	[1]
Options granted	1,083,202	42,000	430,855		287,003
Options outstanding, ending balance			1,781,499	[2]	1,388,746	[1]
Forfeited			(32,295)		(36,650)
Exercised			(5,807)		(2,009)
Options exercisable			823,068	[2]
Options expected to vest			1,035,192
Average exercise price, beginning of period	$ 1.43		$ 3.36	[1]	$ 3.43	[1]
Average exercise price, options granted	$ 3.55	$ 1.13	$ 5.63		$ 2.87
Average exercise price, end of period			$ 3.90	[2]	$ 3.36	[1]
Average exercise price, forfeited			$ 3.97		$ 1.73
Average exercise price, exercised			$ 2.88		$ 1.09
Average exercise price, options exercisable			$ 3.40	[2]
Average exercise price, options expected to vest			$ 4.02
Average remaining contractual life (in years), options outstanding			5 years 1 month 6 days	[2]
Average remaining contractual life (in years), options exercisable			4 years 9 months 18 days	[2]
Aggregate intrinsic value, options exercisable			$ 4	[2]
Aggregate intrinsic value, options expected to vest
Average grant date fair value, beginning of period	$ 0.46		$ 2.05	[1]	$ 1.99	[1]
Average grant date fair value, options granted	$ 2.07	$ 0.35	$ 4.13		$ 2.16
Average grant date fair value, end of period			$ 2.59	[2]	$ 2.05	[1]
Average grant date fair value, forfeited			$ 2.68		$ 0.91
Average grant date fair value, exercised			$ 2.00		$ 0.34

[1]	On December 31, 2010 and 2009, there were an additional 19,094 and 41,998, respectively, of performance-based options for which the performance period had not begun. These options were treated as variable awards and had weighted average fair values of $2.40 and $2.09 at December 31, 2010 and 2009, respectively.
[2]	On December 31, 2011, options outstanding had exercise prices ranging from $0.71 to $5.93 and options exercisable had exercise prices ranging from $0.71 to $3.69.